Summary of Significant Accounting Policies (Details) - Schedule of financial guarantee services - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of financial guarantee services [Abstract]
Guarantee	$ 51,318,310	$ 35,103,876